4. Intangible Assets	15 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
4. Intangible Assets

Note 4 Intangible Assets

Prior to 2012, the Company capitalized $36,950 in patent costs related to the lighting technology (see Note 1).

Intangible assets -patents consisted of the following at December 31, 2013 and 2012:

	2013	2012
Patents	$36,950	$36,950
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(12,253)	(9,796)
Patents - net	$24,697	$27,154

At December 31, 2013, future amortization of intangible assets is as follows:

Year Ending December 31
2014	$2,457
2015	2,457
2016	2,457
2017	2,457
2018	2,457
2019 and Thereafter	12,411
$24,697

Actual amortization expense in future periods could differ from these estimates as a result of future acquisitions, divestitures, impairments and other factors.